SHARE CAPITAL (Schedule of Option Transactions) (Details)	12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares
Number of options
Option at beginning of year | shares	8,146,799	7,679,507
Options granted | shares	1,815,000	2,192,500
Options exercised | shares	(2,812,496)	(857,020)
Options forfeited | shares	(164,075)	(195,626)
Options expired | shares	(504,312)	(672,562)
Option at end of year | shares	6,480,916	8,146,799
Weighted average exercise price (in CAD)
Option at beginning of year | $	$ 2.15	$ 1.97
Options granted | $	3.1	3.3
Options exercised | $	0.87	0.81
Options forfeited | $	3.34	3
Options expired | $	3.27	5.25
Option at end of year | $	$ 2.86	$ 2.15